Property and equipment - Reconciliation of Changes in Property and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in property, plant and equipment [abstract]
Balance, beginning of period	R$ 1,961,174
Transfers		R$ 0
Balance, end of period	1,953,089	1,961,174
Property and equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	1,961,174	1,799,706
Acquisitions	617,154	171,187
Write-offs	(785,088)	(22,982)
Transfers	159,849	(32,701)
Balance, end of period	1,953,089	1,961,174
Property and equipment | Cost
Changes in property, plant and equipment [abstract]
Balance, beginning of period	3,392,714	3,117,584
Acquisitions	915,594	446,775
Write-offs	(917,721)	(138,944)
Transfers	198,676	(32,701)
Balance, end of period	3,589,263	3,392,714
Property and equipment | Cost | Aircraft and engines
Changes in property, plant and equipment [abstract]
Balance, beginning of period	2,519,231	2,297,661
Acquisitions	815,578	360,384
Write-offs	(903,072)	(137,293)
Transfers	225,034	(1,521)
Balance, end of period	2,656,771	2,519,231
Property and equipment | Cost | Buildings and leasehold improvements
Changes in property, plant and equipment [abstract]
Balance, beginning of period	506,678	485,247
Acquisitions	7,869	20,694
Write-offs	(9,213)	(503)
Transfers	18,741	1,240
Balance, end of period	524,075	506,678
Property and equipment | Cost | Equipment and facilities
Changes in property, plant and equipment [abstract]
Balance, beginning of period	199,119	181,094
Acquisitions	18,767	19,169
Write-offs	(407)	(1,144)
Transfers	5,003	0
Balance, end of period	222,482	199,119
Property and equipment | Cost | Others
Changes in property, plant and equipment [abstract]
Balance, beginning of period	29,905	28,008
Acquisitions	2,073	1,897
Write-offs	(20)	0
Transfers	247	0
Balance, end of period	32,205	29,905
Property and equipment | Cost | Construction in progress
Changes in property, plant and equipment [abstract]
Balance, beginning of period	52,174	33,630
Acquisitions	47,427	44,631
Write-offs	(5,009)	(4)
Transfers	(50,349)	(26,083)
Balance, end of period	44,243	52,174
Property and equipment | Cost | Advance payments for acquisition of aircraft
Changes in property, plant and equipment [abstract]
Balance, beginning of period	85,607	91,944
Acquisitions	23,880	0
Write-offs	0	0
Transfers	0	(6,337)
Balance, end of period	109,487	85,607
Property and equipment | Depreciation
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,137,050)	(881,020)
Acquisitions	(298,440)	(271,348)
Write-offs	117,220	15,318
Transfers	(38,827)	0
Balance, end of period	(1,357,097)	(1,137,050)
Property and equipment | Depreciation | Aircraft and engines
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(811,322)	(624,736)
Acquisitions	(223,828)	(200,677)
Write-offs	108,911	14,091
Transfers	(38,827)	0
Balance, end of period	(965,066)	(811,322)
Property and equipment | Depreciation | Buildings and leasehold improvements
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(174,092)	(128,761)
Acquisitions	(48,399)	(45,791)
Write-offs	8,080	460
Transfers	0	0
Balance, end of period	(214,411)	(174,092)
Property and equipment | Depreciation | Equipment and facilities
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(129,236)	(107,917)
Acquisitions	(22,721)	(22,086)
Write-offs	225	767
Transfers	0	0
Balance, end of period	(151,732)	(129,236)
Property and equipment | Depreciation | Others
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(22,400)	(19,606)
Acquisitions	(3,492)	(2,794)
Write-offs	4	0
Transfers	0	0
Balance, end of period	R$ (25,888)	R$ (22,400)
Property and equipment | Depreciation | Weighted rate | Aircraft and engines
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	9.00%	9.00%
Property and equipment | Depreciation | Weighted rate | Buildings and leasehold improvements
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	10.00%	9.00%
Property and equipment | Depreciation | Weighted rate | Equipment and facilities
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	11.00%	12.00%
Property and equipment | Depreciation | Weighted rate | Others
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	12.00%	10.00%
Property and equipment | Property and equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	R$ 2,255,664	R$ 2,236,564
Acquisitions	617,154	175,427
Write-offs	(800,501)	(123,626)
Transfers	159,849	(32,701)
Balance, end of period	2,232,166	2,255,664
Property and equipment | Impairment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(294,490)	(436,858)
Acquisitions	0	(4,240)
Write-offs	15,413	146,608
Transfers	0	0
Balance, end of period	R$ (279,077)	R$ (294,490)